Other Capital Items and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Other capital items and accumulated other comprehensive income [abstract]
Summary of Other Capital Items and Accumulated Other Comprehensive Income
Details of other capital items and accumulated other comprehensive income as of December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Changes in equity from equity method	(353,543)	(353,543)	6,796
Stock options	4,830,518	2,297,697	1,609,809
Treasury stock (*)	(568,467)	—	—
Gains on sale of treasury stock	(410,453)	(410,453)	836,922
Consideration for conversion rights	98,951	—	—
Other capital surplus	(51,043)	(51,043)	(57,795)

Total	3,545,963	1,482,658	2,395,732

(*)	The treasury stock pertains to shares repurchased by the Company from Captivision Korea shareholders who opted for redemption in connection with the De-SPAC transaction.

Summary of Accumulated Other Comprehensive Income
The composition of accumulated other comprehensive income as of December 31, 2023, and 2022 are as follows:

				(Unit: USD)
As of December 31, 2023
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending
Gain from FVOCI	—	2,688		2,688
Exchange difference on translating foreign operations	1,933,924	(1,184,069)		749,855

Total	1,933,924	(1,181,381)	—	752,543

				(Unit: USD)
As of December 31, 2022
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending
Exchange difference on translating foreign operations	1,304,641	629,283	—	1,933,924

Total	1,304,641	629,283	—	1,933,924

				(Unit: USD)
As of December 31, 2021
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (retained earnings)	Ending
Gain or loss from FVOCI	(2,268,168)	(115,808)	2,383,976	—
Exchange difference on translating foreign operations	(22,641)	1,327,282	—	1,304,641

Total	(2,290,809)	1,211,474	2,383,976	1,304,641